Impairments	12 Months Ended
Dec. 31, 2023
Impairments [Abstract]
Impairments
14 Impairments
Accounting policies
Impairment of property, plant and equipment, right-of-use assets, intangible assets including goodwill and equity accounted investments
Equinor assesses individual assets or groups of assets for impairment whenever events or changes in circumstances indicate that the
carrying value may not be recoverable. Assets are grouped into cash generating units (CGUs).

Normally, separate CGUs are
individual oil and gas fields or plants, or equity accounted investments. Each unconventional asset play is considered a single CGU
when no cash inflows from parts of the play can be reliably identified as being largely independent of the cash inflows from other parts
of the play. In impairment evaluations, the carrying amounts of CGUs are determined on a basis consistent with that of the recoverable amount.
Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the
asset or CGU to which the unproved properties belong may exceed its recoverable amount,

and at least once a year. Exploratory
wells that have found reserves, but where classification of those reserves as proved depends on whether major capital expenditure
can be justified or where the economic viability of that major capital expenditure depends on the successful completion of further
exploration work, will remain capitalised during the evaluation phase for the exploratory finds.

If, following evaluation, an exploratory
well has not found proved reserves, the previously capitalised costs are tested for impairment.

After the initial evaluation phase for a
well, it will be considered a trigger for impairment testing of a well if no development decision is planned for the near future and there
is no firm plan for future drilling in the licence.
Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value
may be impaired. Impairment is determined by assessing the recoverable amount of the CGU,

or group of units, to which the goodwill
relates. When impairment testing goodwill originally recognised as an offsetting item to the computed deferred tax provision in a post-
tax transaction on the NCS, the remaining amount of the deferred tax provision will factor into the impairment valuation.

Impairment and reversals of impairment are presented in the Consolidated statement of income as Exploration expenses or
Depreciation, amortisation and net impairment, on the basis of the nature of the impaired assets as either exploration assets
(intangible exploration assets) or development and producing assets (property, plant and equipment and other intangible assets), respectively.
Measurement
The recoverable amount applied in Equinor’s impairment assessments is normally estimated value in use. Equinor may also apply the
assets’ fair value less cost of disposal as the recoverable amount when such a value is available,

reasonably reliable,

and based on a
recent and comparable transactions.
Value in use is determined using a discounted cash flow model. The estimated future cash flows are based on reasonable and supportable assumptions and represent management's best estimates of the range of economic conditions that will exist over the
remaining useful life of the assets, as set down in Equinor's most recently approved forecasts. Assumptions and economic conditions
in establishing the forecasts are reviewed by management on a regular basis and updated at least annually. For assets and CGUs with an expected useful life or timeline for production of expected oil and natural gas reserves extending beyond five years, including
planned onshore production from shale assets with a long development and production horizon, the forecasts reflect expected
production volumes, and the related cash flows include project or asset specific estimates reflecting the relevant period. Such
estimates are established based on Equinor's principles and assumptions and are consistently applied.
The estimated future cash flows are adjusted for risks specific to the asset or CGU and discounted using a real post-tax discount rate
which is based on Equinor's post-tax weighted average cost of capital (WACC). Country risk specific to a project is included as a monetary adjustment to the projects’ cash flow. Equinor considers country risk primarily as an unsystematic risk. The cash flow is adjusted for risk that influences the expected cash flow of a project and which is not part of the project itself. The use of post-tax
discount rates in determining value in use does not result in a materially different determination of the need for, or the amount of,
impairment that would be required if pre-tax discount rates had been used.
Impairment reversals
A previously recognised impairment is reversed only if there has been a change in the estimates used to determine the asset’s
recoverable amount since the last impairment was recognised. Previously recognised impairments of goodwill are not reversed in
future periods.
Estimation uncertainty regarding impairment
Evaluating whether an asset is impaired or if an impairment should be reversed requires a high degree of judgement and may to a
large extent depend upon the selection of key assumptions about the future. In Equinor's line of business, judgement is involved in
determining what constitutes a CGU. Development in production, infrastructure solutions, markets, product pricing, management
actions and other factors may over time lead to changes in CGUs such as splitting one original

CGU into several CGUs.
The key assumptions used will bear the risk of change based on the inherent volatile nature of macro-economic factors such as future
commodity prices and discount rates, and uncertainty in asset specific factors such as reserve estimates and operational decisions
impacting the production profile or activity levels. Changes in foreign currency exchange rates will also affect value in use, especially for assets on the NCS, where the functional currency is NOK. When estimating the recoverable amount, the expected cash flow
approach is applied to reflect uncertainties in timing and amounts inherent in the assumptions used in the estimated future cash flows.
For example, climate-related matters (see also Note 3
Climate change and energy transition
) are expected to have a pervasive effect on
the energy industry, affecting not only supply, demand and commodity prices, but also technology changes, increased emission-
related levies,

and other matters with mainly mid-term and long-term effects. These effects have been factored into the price assumptions used for estimating future cash flows using probability-weighted scenario analyses.
The estimated future cash flows, reflecting Equinor’s, market participants’ and other external sources’ assumptions about the future
and discounted to their present value, involve complexity. In order to establish relevant future cash flows, impairment testing requires long-term assumptions to be made concerning a number of economic factors such as future market prices,

refinery margins, foreign
currency exchange rates and future output, discount rates, impact of the timing of tax incentive regulations, and political and country
risk among others. Long-term assumptions for major economic factors are made at a group level, and there is a high degree of
reasoned judgement involved in establishing these assumptions, in determining other relevant factors such as forward price curves, in
estimating production outputs, and in determining the ultimate terminal value of an asset.
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Net impairments/(reversal of impairments)

Full year
(in USD million) 2023 2022 2021
Property, plant and equipment
897 (3,313) 1,285
Intangible assets
61 62 154
Equity accounted investments
363 832 0
Total

net impairments/(reversals) including exploration expenses
1,321 (2,419) 1,439
The intangible assets line includes Goodwill, amortizable intangible assets, and certain acquisition costs related to oil and
gas prospects.
For impairment purposes, the asset’s carrying amount is compared to its recoverable amount. The table below describes,

per area,
the Producing and development assets being impaired/(reversed),

net impairment/(reversal), and the carrying amount after
impairment.

At 31 December 2023 At 31 December 2022 At 31 December 2021
(in USD million)
Carrying
amount after
impairment

Net
impairment
loss/
(reversal)
Carrying
amount after
impairment

Net
impairment
loss/
(reversal)
Carrying
amount after
impairment

Net
impairment
loss/
(reversal)
Exploration & Production Norway
887 588 3,201 (819) 5,379 (1,102)
Exploration & Production USA - onshore 0 0 546 (204) 1,979 48
Exploration & Production USA - offshore Gulf of Mexico
1,165 (290) 2,691 (882) 798 18
Europe and Asia
0 310 1,551 295 1,566 1,609
Marketing, Midstream & Processing
949 343 1,416 (895) 868 716
Renewables USA - offshore
134 300 0 0 0 0
Other 112 10 30 0 20 (7)
Total
3,247 1,261 9,435 (2,505) 10,611 1,282

Exploration & Production Norway
In 2023, the net impairment mainly relates to reduced expected reserves on a producing asset on the

Norwegian Continental Shelf.
2022, the net impairment reversal was mainly caused by increased price estimates and changed gas export strategy. In 2021, the net
impairment reversal was mainly due to increased price estimates and an upward reserve revision.
Exploration & Production USA - onshore
In 2023, there were no impairments related to exploration and production assets USA – onshore.

In 2022, the impairment reversal
was caused by increased gas price assumptions, while in 2021 the net impairment was caused by revision of reserves and sale of an
asset.
Exploration & Production USA - offshore Gulf of Mexico
In 2023, impairment reversals mainly relate to increased expected reserves on a producing asset. In 2022,

the impairment reversal
was caused by increased price assumptions and higher reserves estimates, while in 2021, the impairment was due to a negative
reserve revision.
Exploration & Production International – Europe and Asia
In 2023, the impairment relates to the held for sale reclassification of Azerbaijan assets at the end of the year (see note 6 Acquisitions
and disposals). In 2022, the net impairment was mainly caused by the decision to exit Russia. This was to a large extent offset by a
reversal on Mariner in the UK mainly due to optimisation of the production profile and higher prices, supported by a slight increase in
reserves estimates. In 2021, the net impairment was mainly caused by downward reserve revisions partially offset by higher prices.
Marketing, Midstream & Processing
In 2023, net impairment mainly relates to expectations of stabilizing refinery margins at a lower level than the margins consumed in
recent periods. In 2022 the net impairment reversal was mainly related to increased refinery margin assumptions,

while in 2021, the
impairment losses were caused by increased CO
2

fees and – quotas on a refinery and a classification to held for sale.
Renewables USA – Offshore
In 2023, Equinor’s offshore wind projects on the US North East Coast are facing increased costs due to inflation and supply chain
constraints. On 12 October 2023, the New York State Public Service Commission (PSC) rejected price increase petitions related to offtake agreements from several offshore and onshore wind farm developers, including Equinor’s joint ventures. As a consequence,
an impairment of USD 300

million has been recognised. The recoverable amount of Equinor’s investments in the offshore wind
projects on the US North East Coast has been established applying a fair value approach. These investments are accounted for using
the equity method.
Accounting assumptions
There are inherent uncertainties in the assumptions, however the commodity price assumptions as well as currency assumptions
reflect management’s best estimate of the price and currency development over the life of the Group’s assets based on its view of
relevant current circumstances and the likely future development of such circumstances, including energy demand development,
energy and climate change policies as well as the speed of the energy transition, population and economic growth, geopolitical risks,

technology and cost development and other factors. Management’s best estimate also takes into consideration a range of external
forecasts.
Equinor has performed a thorough and broad analysis of the expected development in drivers for the different commodity markets and
exchange rates. Significant uncertainty exists regarding future commodity price development due to the transition to a lower carbon
economy, future supply actions by OPEC+ and other factors. Such analysis resulted in changes in the long-term price assumptions with effect from the second quarter of 2023. The main price assumptions applied in impairment and impairment reversal assessments
are disclosed in the table below as price-points on price curves. Previous price-points applied from the third quarter of 2022 and up to
and including the first quarter of 2023 are provided in brackets.

Year
Prices in real term 1) 2025 2030 2040 2050
Brent Blend (USD/bbl) 79 (78) 78 (78) 73 (73) 68 (68)
European gas (USD/MMBtu) - TTF

15.5 20.9 9.1 (9.9) 9.5 (9.4) 9.5 (9.4)
Henry Hub (USD/MMBtu) 3.6 (4.2) 4.3 (3.9) 4.3 (3.9) 4.3 (3.9)
Electricity Germany (EUR/MWh) 106 (122) 78 (74) 71 (60) 71 (60)
EU ETS (EUR/tonne) 90 (84) 105 (84) 128 (111) 150 (137)
1) Basis year 2023. The prices in the table are

price-points on price-curves.
Climate considerations are included in the impairment calculations directly by estimating the CO
2

taxes in the cash flows. Indirectly,
the expected effect of climate change is also included in the estimated commodity prices where supply and demand are considered.
The prices also have effect on the estimated production profiles and economic cut-off of the projects. Furthermore, climate considerations are a part of the investment decisions following Equinor’s strategy and commitments to the energy transition.
Norway’s Climate Action Plan for the period 2021-2030 (Meld. St 13 (2020-2021)) which assumes a gradually increased CO
2

tax (the
total of EU ETS + Norwegian CO
2

tax) in Norway to
2,000

NOK/tonne in 2030 is used for impairment calculations of Norwegian upstream assets.
To reflect that carbon will have a cost for all our assets the current best estimate is considered to be EU ETS for countries outside EU where carbon is not already subject to taxation or where Equinor has not established specific estimates.
The long-term NOK currency exchange rates are expected to be unchanged compared to previous long-term assumptions. The
NOK/USD rate from 2026 and onwards is kept at 8.50 , the NOK/EUR at 10.00 . The USD/GBP rate is kept at 1.35 .
The base discount rate applied in value in use calculations is 5.0 % real after tax. The discount rate is derived from Equinor’s weighted average cost of capital. For projects, mainly within the REN segment in periods with fixed low risk income,

a lower discount rate will be
considered. A derived pre-tax discount rate is in the range of 24 % for E&P Norway, 6 % for E&P USA and 7 % for MMP depending on the asset’s characteristics, such as specific tax treatments, cash flow profiles, and economic life. The pre-tax rates for 2022 were 42 -
102%, 6 - 9 % and 7 % respectively, in addition to 8 - 9 % for E&P International.
Sensitivities
Significant downward adjustments in Equinor's commodity price assumptions would result in impairment losses on certain producing
and development assets, including intangible assets subject to impairment assessment, while an opposite adjustment could lead to
impairment-reversals. Assuming a reasonably possible 30 % decline in commodity price forecasts over the assets' lifetime could result in an illustrative impairment recognition of approximately USD 11 billion before tax effects. See note 3 Climate change and energy transition for possible effect of using the prices in a 1.5ºC compatible Net Zero Emission by 2050 scenario and the Announced
Pledges.
Similarly, for illustrative purposes, Equinor assessed the sensitivity of the discount rate used in the value in use calculations for upstream producing assets and certain related intangible assets. It was determined an increase in the discount rate from
5.0 % to 6%
real after tax, in isolation, the impairment amount recognised could have a potential impact of USD
2

billion before tax effects.
The illustrative impairment sensitivities above are based on a simplified method, which assumes no changes to other input factors.
However, Equinor notes a price reduction of 30 % or those representing Net Zero Emission scenario and Announced Pledges
Scenario would likely impact business plans and other factors used in estimating an asset’s recoverable amount. The correlated
changes reduce the stand-alone impact of the price sensitivities. Changes in such input factors would likely include a reduction in the
cost level in the oil and gas industry and offsetting foreign currency effects, which has historically occurred following significant changes in commodity prices.